Long-Term Debts - Schedule of Contractual Maturities of the Group’s Long-Term Debts (Details)	Sep. 30, 2025 USD ($)
Schedule of Contractual Maturities of Long Term Debts [Abstract]
Within 1 year	$ 149,767
1 – 2 years	142,975
2 – 3 years	142,975
3 – 4 years	142,975
4 – 5 years	114,672
Over 5 years	126,208
Total	$ 819,572